Financial instruments and financial risk management (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Non-current financial assets	€ 1	€ 1	€ 1
Current financial assets	168,907	6,831	6,813
Total financial assets	168,908	6,832	6,814
Total financial assets including loans and receivables	364,690	100,635	43,684
Financial assets, at fair value	168,908	6,832	6,814
Total financial assets, including loans and receivables at fair value	364,690	100,635	43,684
Current financial liabilities	15,310	12,192	4,543
Financial liabilities , Fair value	15,310	12,192	4,543
Investments
Disclosure of financial assets [line items]
Non-current financial assets	1	1	1
Non Current Financial Assets at Fair Value	1	1	1
Debt securities
Disclosure of financial assets [line items]
Current financial assets	168,907	6,831	6,813
Current Financial assets, at fair value	168,907	6,831	6,813
Other Noncurrent Assets
Disclosure of financial assets [line items]
Non-current financial assets	125
Non Current Financial Assets at Fair Value	125
Trade and other receivables
Disclosure of financial assets [line items]
Current financial assets	2,842	1,970	1,356
Current Financial assets, at fair value	2,842	1,970	1,356
Cash and cash equivalents
Disclosure of financial assets [line items]
Current financial assets	190,867	89,897	35,514
Current Financial assets, at fair value	190,867	89,897	35,514
Non‑current restricted cash
Disclosure of financial assets [line items]
Non-current financial assets	256	1,149
Non Current Financial Assets at Fair Value	256	1,149
Current restricted cash
Disclosure of financial assets [line items]
Current financial assets	1,692	787
Current Financial assets, at fair value	1,692	787
Loans and receivables
Disclosure of financial assets [line items]
Total financial assets	195,782	93,803	36,870
Financial assets, at fair value	195,782	93,803	36,870
Provision for employee benefits
Disclosure of financial assets [line items]
Current financial liabilities	25	1
Financial liabilities , Fair value	25	1
Trade and other payables
Disclosure of financial assets [line items]
Current financial liabilities	15,285	12,191	4,543
Financial liabilities , Fair value	15,285	12,191	4,543
Financial liabilities at amortized cost
Disclosure of financial assets [line items]
Current financial liabilities	15,310	12,192	4,543
Financial liabilities , Fair value	€ 15,310	€ 12,192	€ 4,543